Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	CYCURION, INC.
Entity Central Index Key	0001868419
Entity Tax Identification Number	86-3720717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1640 Boro Place
Entity Address, Address Line Two	Suite 420C
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1640 Boro Place
Entity Address, Address Line Two	Suite 420C
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(888)
Local Phone Number	341-6680
Contact Personnel Name	L. Kevin Kelly